UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEVEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments

Heritage Cash Trust -- Money Market Fund Investment Portfolio November 30, 2008 (unaudited)

	Principal
	amount		% of net
Commercial paper and short-term notes - 79.9%	(in thousands)	Value	assets
Domestic - 38.6%
Banks - 9.4%
Bank of America Corporation, 2.00%, 12/05/08	$ 50,000	$ 49,988,889	1.1%
Bank of America Corporation, 1.15%, 12/10/08	37,000	36,989,363	0.8%
Bank of America Corporation, 1.40%, 01/02/09	40,000	39,950,222	0.9%
Bank of America Corporation, 1.65%, 01/15/09	25,000	24,948,438	0.6%
Bank of America Corporation, 1.70%, 02/12/09	23,120	23,040,300	0.5%
J.P. Morgan Chase & Company, Inc., 1.47%, 01/23/09 (a)	40,000	39,913,433	0.9%
J.P. Morgan Chase & Company, Inc., 1.50%, 01/23/09 (a)	45,000	44,900,625	1.0%
State Street Corporation, 2.08%, 12/04/08	40,000	39,993,067	0.9%
State Street Corporation, 1.85%, 01/08/09	20,000	19,960,944	0.5%
State Street Corporation, 1.80%, 01/12/09	50,000	49,895,000	1.1%
State Street Corporation, 1.90%, 01/15/09	50,000	49,881,250	1.1%
Beverages - 2.4%
The Coca-Cola Company, 1.07%, 12/08/08 (a)	24,000	23,995,007	0.6%
The Coca-Cola Company, 1.05%, 12/10/08 (a)	25,000	24,993,438	0.6%
The Coca-Cola Company, 1.55%, 01/06/09 (a)	31,000	30,951,950	0.7%
The Coca-Cola Company, 1.30%, 01/09/09 (a)	20,000	19,971,833	0.5%
Cosmetics/Personal care - 3.6%
Procter & Gamble International Funding, 1.50%, 01/06/09 (a)	40,000	39,940,000	0.9%
Procter & Gamble International Funding, 1.10%, 01/09/09 (a)	20,500	20,475,571	0.5%
Procter & Gamble International Funding, 1.15%, 01/12/09 (a)	50,000	49,932,917	1.1%
Procter & Gamble International Funding, 1.40%, 01/14/09 (a)	25,000	24,957,222	0.6%
The Procter & Gamble Company, 1.80%, 12/03/08 (a)	20,000	19,998,000	0.5%
Diversified manufacturer - 4.1%
General Electric Capital Corporation, 2.30%, 12/04/08	25,000	24,995,208	0.6%
General Electric Capital Corporation, 2.05%, 12/09/08	35,000	34,984,056	0.8%
General Electric Capital Corporation, 1.75%, 12/11/08	20,000	19,990,278	0.5%
General Electric Capital Corporation, 1.85%, 01/05/09	25,000	24,955,035	0.6%
General Electric Capital Corporation, 1.90%, 01/13/09	40,000	39,909,222	0.9%
General Electric Company, 1.40%, 12/30/08	30,000	29,966,167	0.7%
Electronic components & equipment - 1.3%
Emerson Electric Company, 0.95%, 12/23/08 (a)	17,000	16,990,131	0.4%
Emerson Electric Company, 1.00%, 01/12/09 (a)	40,000	39,953,333	0.9%
Financial services - 2.9%
Citigroup Funding Inc., 1.90%, 01/05/09	30,000	29,944,583	0.7%
Citigroup Funding Inc., 2.05%, 01/05/09	50,000	49,900,347	1.1%
Citigroup Funding Inc., 2.05%, 01/20/09	50,000	49,857,639	1.1%
Office/Business equipment - 0.3%
Pitney Bowes, Inc., 1.20%, 01/13/09 (a)	15,000	14,978,500	0.3%
Oil & gas - 5.5%
Chevron Funding Corporation, 1.50%, 12/11/08	50,000	49,979,167	1.1%
Chevron Funding Corporation, 1.00%, 12/18/08	50,000	49,976,389	1.1%
Chevron Funding Corporation, 1.00%, 01/21/09	50,000	49,929,167	1.1%
Shell International Finance BV, 1.00%, 12/03/08 (a)	23,275	23,273,707	0.5%
Shell International Finance BV, 1.10%, 12/05/08 (a)	25,000	24,996,944	0.6%
Shell International Finance BV, 1.30%, 02/03/09 (a)	50,000	49,884,444	1.1%
Pharmaceuticals - 7.3%
Abbott Laboratories, 1.07%, 01/06/09 (a)	34,595	34,557,983	0.8%
Eli Lilly & Company, 1.40%, 01/06/09 (a)	50,000	49,930,000	1.1%
Eli Lilly & Company, 1.35%, 01/07/09 (a)	30,000	29,958,375	0.7%
Eli Lilly & Company, 1.35%, 01/08/09 (a)	40,000	39,943,000	0.9%
Eli Lilly & Company, 1.35%, 01/09/09 (a)	20,000	19,970,750	0.5%
Merck & Company, Inc., 0.90%, 12/16/08	25,000	24,990,625	0.6%
Merck & Company, Inc., 1.15%, 01/13/09	40,000	39,945,056	0.9%
Merck & Company, Inc., 1.10%, 01/21/09	47,000	46,926,758	1.1%
Pfizer Investment Capital Ltd., 1.00%, 01/23/09 (a)	30,000	29,955,833	0.7%
Retail - 1.2%
Wal-Mart Stores Inc., 0.75%, 12/02/08 (a)	20,000	19,999,583	0.5%
Wal-Mart Stores Inc., 0.75%, 12/04/08 (a)	30,000	29,998,125	0.7%
Transportation - 0.6%
United Parcel Service, 0.90%, 12/02/08 (a)	25,000	24,999,375	0.6%
Total domestic commercial paper and
short-term notes (cost $1,690,317,249)		1,690,317,249	38.6%
Foreign - 41.3% (b)
Banks - 31.1%
Abbey National North America, 1.42%, 01/20/09	50,000	49,901,389	1.1%
Abbey National North America, 1.52%, 01/21/09	28,000	27,939,707	0.6%
ABN AMRO North America Finance Inc., 2.05%, 01/13/09	40,000	39,902,056	0.9%
ABN AMRO North America Finance Inc., 2.05%, 01/16/09	50,000	49,869,028	1.1%
Bank of Scotland, 1.53%, 12/15/08	40,000	39,976,200	0.9%
Bank of Scotland, 1.45%, 12/22/08	28,000	27,976,317	0.6%
Bank of Scotland, 2.03%, 01/12/09	20,000	19,952,633	0.5%
Barclays U.S. Funding Corporation, 1.70%, 12/04/08	29,000	28,995,892	0.7%
Barclays U.S. Funding Corporation, 2.145%, 01/02/09	40,000	39,923,733	0.9%
Barclays U.S. Funding Corporation, 2.20%, 01/06/09	31,000	30,931,800	0.7%
Barclays U.S. Funding Corporation, 2.13%, 01/16/09	30,000	29,918,350	0.7%
Deutsche Bank Financial Inc., 2.00%, 12/02/08	40,000	39,997,778	0.9%
Deutsche Bank Financial Inc., 0.80%, 12/26/08	50,000	49,972,222	1.1%
Deutsche Bank Financial Inc., 0.80%, 12/31/08	30,000	29,980,000	0.7%
Deutsche Bank Financial Inc., 0.95%, 01/09/09	40,000	39,958,833	0.9%
HSBC Finance Corporation, 1.33%, 12/17/08	40,000	39,976,356	0.9%
HSBC Finance Corporation, 1.30%, 12/19/08	25,000	24,983,750	0.6%
HSBC Finance Corporation, 1.98%, 01/09/09	50,000	49,892,750	1.1%
KFW International Finance, 0.60%, 12/01/08 (a)	23,724	23,724,000	0.5%
KFW International Finance, 0.83%, 12/03/08 (a)	20,000	19,999,078	0.5%
KFW International Finance, 1.50%, 12/03/08 (a)	25,000	24,997,917	0.6%
KFW International Finance, 0.80%, 12/24/08 (a)	35,000	34,982,111	0.8%
KFW International Finance, 0.81%, 12/24/08 (a)	30,000	29,984,475	0.7%
KFW International Finance, 0.84%, 12/30/08 (a)	40,000	39,972,933	0.9%
Lloyds TSB, 2.25%, 12/08/08	30,000	29,986,875	0.7%
Rabobank USA Financial Corporation, 1.20%, 01/08/09	40,000	39,949,333	0.9%
Rabobank USA Financial Corporation, 1.24%, 01/14/09	50,000	49,924,222	1.1%
Royal Bank of Scotland, 2.35%, 12/10/08	14,000	13,991,775	0.3%
Royal Bank of Scotland, 3.28%, 12/29/08	50,000	49,872,444	1.2%
Royal Bank of Scotland, 2.11%, 01/16/09	30,000	29,919,117	0.7%
Royal Bank of Scotland, 2.50%, 01/27/09	30,000	29,881,250	0.7%
Societe Generale North America, 2.25%, 12/03/08	40,000	39,995,000	0.9%
Societe Generale North America, 2.08%, 12/04/08	30,000	29,987,625	0.7%
Societe Generale North America, 1.35%, 12/12/08	30,000	29,994,800	0.7%
Societe Generale North America, 1.51%, 12/18/08	25,000	24,982,174	0.6%
Societe Generale North America, 1.35%, 12/24/08	16,000	15,986,200	0.4%
UBS Finance Delaware, LLC, 0.50%, 12/01/08	50,000	50,000,000	1.1%
UBS Finance Delaware, LLC, 1.34%, 12/18/08	30,000	29,981,017	0.7%
UBS Finance Delaware, LLC, 2.10%, 12/19/08	23,510	23,485,314	0.6%
UBS Finance Delaware, LLC, 1.37%, 12/26/08	15,000	14,985,729	0.4%
UBS Finance Delaware, LLC, 1.85%, 01/12/09	20,000	19,956,833	0.5%
Financial services 6.2%
Siemens Capital Corporation, 1.00%, 12/01/08 (a)	15,000	15,000,000	0.3%
Siemens Capital Corporation, 0.85%, 12/22/08 (a)	30,000	29,985,125	0.7%
Siemens Capital Corporation, 1.30%, 12/23/08 (a)	15,000	14,988,083	0.3%
Siemens Capital Corporation, 1.35%, 12/23/08 (a)	35,000	34,971,125	0.8%
Siemens Capital Corporation, 1.05%, 12/29/08 (a)	33,500	33,472,642	0.8%
Toyota Motor Credit Corporation, 2.75%, 12/12/08	50,000	49,957,986	1.1%
Toyota Motor Credit Corporation, 2.75%, 12/15/08	50,000	49,946,528	1.1%
Toyota Motor Credit Corporation, 2.15%, 01/08/09	50,000	49,886,528	1.1%
Food - 1.7%
Nestle Capital Corporation, 1.00%, 02/02/09 (a)	32,892	32,834,439	0.8%
Unilever Capital Corporation, 1.20%, 12/10/08 (a)	40,000	39,988,000	0.9%
Pharmaceuticals - 2.3%
Novartis Finance Corporation, 1.10%, 12/01/08 (a)	21,000	21,000,000	0.5%
Novartis Finance Corporation, 1.68%, 12/01/08 (a)	35,000	35,000,000	0.8%
Novartis Finance Corporation, 1.13%, 12/09/08 (a)	15,000	14,996,233	0.3%
Novartis Finance Corporation, 1.22%, 12/09/08 (a)	19,000	18,994,849	0.4%
Novartis Finance Corporation, 0.90%, 01/05/09 (a)	14,000	13,987,750	0.3%
Total foreign commercial paper and
short-term notes (cost $1,811,598,304)		1,811,598,304	41.3%
Total commercial paper and short-term
notes (cost $3,501,915,553)		3,501,915,553	79.9%
U.S. Government-sponsored enterprise obligations - 19.0%
Fannie Mae, 2.20%, 12/01/08	40,000	40,000,000	0.9%
Fannie Mae, 2.05%, 01/02/09	67,000	66,877,911	1.5%
Fannie Mae, 0.96%, 01/02/09	16,536	16,521,963	0.4%
Fannie Mae, 2.06%, 01/07/09	50,000	49,894,139	1.1%
Fannie Mae, 1.50%, 01/28/09	20,000	19,951,667	0.5%
Fannie Mae, 1.05%, 02/10/09	35,000	34,927,521	0.8%
Fannie Mae, 1.40%, 04/01/09	35,000	34,835,306	0.8%
Fannie Mae, 1.10%, 05/27/09	18,000	17,902,650	0.4%
Freddie Mac, 1.20%, 12/08/08	18,332	18,327,723	0.4%
Freddie Mac, 2.00%, 01/05/09	32,000	31,937,778	0.7%
Freddie Mac, 2.05%, 01/07/09	27,000	26,943,113	0.6%
Freddie Mac, 2.06%, 01/07/09	12,000	11,974,593	0.3%
Freddie Mac, 2.15%, 01/12/09	25,000	24,937,292	0.6%
Freddie Mac, 1.50%, 02/02/09	50,000	49,868,750	1.1%
Freddie Mac, 1.05%, 02/09/09	40,000	39,918,333	0.9%
Freddie Mac, 1.04%, 03/02/09	20,309	20,255,610	0.5%
Freddie Mac, 1.10%, 03/02/09	40,000	39,888,778	0.9%
Freddie Mac, 1.40%, 03/06/09	40,000	39,852,222	0.9%
Freddie Mac, 1.21%, 03/16/09	41,318	41,172,182	0.9%
Freddie Mac, 1.30%, 04/02/09	30,000	29,867,833	0.7%
Freddie Mac, 1.11%, 05/11/09	36,200	36,020,297	0.8%
Freddie Mac, 1.30%, 05/26/09	40,000	39,745,775	0.9%
Freddie Mac Note, 2.17%, 11/12/09 (callable quarterly)	50,000	50,000,000	1.2%
Freddie Mac Note, 2.20%, 11/20/09 (callable quarterly)	25,000	25,000,000	0.6%
Freddie Mac Note, 2.10%, 11/25/09 (callable quarterly)	25,000	25,000,000	0.6%
Total U.S. Government-sponsored enterprise
obligations (cost $831,621,436)		831,621,436	19.0%
Certificates of deposit - 1.1%
J.P. Morgan Chase & Company, Inc., 1.35%, 01/20/09	50,000	50,000,000	1.1%
Total certificates of deposit (cost $50,000,000)		50,000,000	1.1%
Total investment portfolio excluding
repurchase agreement (cost $4,383,536,989)		4,383,536,989	100.0%
Repurchase agreement - 0.0%
Repurchase agreement with Fixed Income
Clearing Corporation, dated November 28, 2008 @
0.08% to be repurchased at $1,363,009 on
December 1, 2008, collateralized by
$1,280,000 United States Treasury Bonds,
4.0% due August 15, 2018,
(market value $1,413,409 including interest)
(cost $1,363,000)		1,363,000	0.00%

Total investment portfolio (cost $4,384,899,989) (c)		4,384,899,989	100.0%

Other assets and liabilities, net,		1,348,888	0.0%

Net assets		$ 4,386,248,877	100.0%

(a) Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other
"accredited investors." At November 30, 2008, the aggregate value of these securities was $1,268,298,840 or 28.9% of the net assets of the fund. (b) U.S. dollar denominated. (c) The aggregate identified cost for federal income tax purposes is the same.

Heritage Cash Trust -- Municipal Money Market Fund
Investment Portfolio
November 30, 2008
(unaudited)

	Principal
	amount		% of net
Notes, bonds & variable rate demand notes - 88.8% (a)	(in thousands)	Value	assets
Alabama - 0.1%
Infirmary Health System Special Care Facilities Financing Authority, 0.85%, Series 06A, 12/03/08, LOC: Bank of Nova Scotia (b)	$ 1,500	$ 1,500,000	0.1%
Alaska - 4.6%
Valdez, 1.25%, BP Amoco Inc. Project, Series 01K, 12/01/08 (b)	7,875	7,875,000	0.4%
Valdez, 0.95%, BP Amoco Inc. Project, Series 03A, 12/01/08 (b)	6,185	6,185,000	0.3%
Valdez, 0.95%, BP Amoco Inc. Project, Series 03B, 12/01/08 (b)	33,150	33,150,000	1.7%
Valdez, 0.95%, BP Amoco Inc. Project, Series 03C, 12/01/08 (b)	30,300	30,300,000	1.5%
Valdez, 1.25%, Exxon Pipeline Company Project, Series A, 12/01/08 (b)	13,700	13,700,000	0.7%
Arizona - 0.8%
Arizona Health Facilities Authority, 0.65%, Banner Health Project, Series C, 12/03/08, LOC: Scotia Bank (b)	7,000	7,000,000	0.4%
Scottsdale Industrial Development Authority, 0.90%, Notre Dame Prep School Project, Series 01A, 12/04/08, LOC: Bank One, N.A. (b)	4,542	4,542,000	0.2%
Yavapai County Industrial Development Authority, 1.02%, Yavapai Regional Medical Center Project, Series A, 12/04/08, LOC: UBS AG (b)	3,800	3,800,000	0.2%
California -4.9%
Abag Finance Authority for Nonprofit Corporations, 0.85%, Marin Country Day School Project, 12/04/08, LOC: U.S. Bank, N.A. (b)	1,115	1,115,000	0.1%
California Department of Water Resources, 0.40%, Power Supply Revenue Bond, Series C-9, 12/04/08, LOC: Citibank, N.A. (b)	25,265	25,265,000	1.3%
California Educational Facilities Authority, 0.50%, University of La Verne Project, Series 08, 12/04/08, LOC: Allied Irish Banks (b)	16,250	16,250,000	0.8%
California Educational Facilities Authority, 0.70%, University of San Francisco Project, 12/03/08, LOC: Allied Irish Banks (b)	1,350	1,350,000	0.1%
California, GO, 0.45%, Series 03A-3, 12/01/08, LOC: Westdeutsche Landesbank and J.P. Morgan Chase Bank (b)	9,000	9,000,000	0.4%
California Statewide Communities Development Authority, 0.50%, Rady Children's Hospital Project, Series A, 12/04/08, LOC: Allied Irish Banks (b)	6,100	6,100,000	0.3%
Oakland Joint Powers Financing Authority, 0.58%, Fruitvale Transit Village Project, Series A, 12/03/08, LOC: Citibank, N.A. (b)	14,440	14,440,000	0.7%
Pittsburg Public Financing Authority, 0.80%, 12/04/08, LOC: Allied Irish Banks (b)	4,900	4,900,000	0.2%
Pleasanton, 0.59%, Certificates of Participation, 12/04/08, LOC: Citibank, N.A. (b)	17,200	17,200,000	0.9%
San Diego County, 0.70%, San Diego Foundation Project, Series 06, 12/04/08, LOC: U.S. Bank, N.A. (b)	1,370	1,370,000	0.1%
Colorado - 4.4%
Broomfield Urban Renewal Authority, 1.02%, IDRB, Series 05, 12/04/08, LOC: BNP Paribas (b)	4,100	4,100,000	0.2%
Colorado Educational & Cultural Facilities Authority, 0.85%, National Jewish Federation Project, Series B-2, 12/01/08, LOC: TD Bank, N.A. (b)	10,500	10,500,000	0.5%
Colorado Educational & Cultural Facilities Authority, 0.85%, National Jewish Federation Project, Series B-3, 12/01/08, LOC: TD Bank, N.A. (b)	6,075	6,075,000	0.3%
Colorado Educational & Cultural Facilities Authority, 0.85%, National Jewish Federation Project, Series B-4, 12/01/08, LOC: TD Bank, N.A. (b)	10,000	10,000,000	0.5%
Colorado Educational & Cultural Facilities Authority, 0.85%, National Jewish Federation Project, Series C-1, 12/01/08, LOC: U.S. Bank, N.A. (b)	4,165	4,165,000	0.2%
Colorado Educational & Cultural Facilities Authority, 0.85%, National Jewish Federation Project, Series C-5, 12/01/08, LOC: U.S. Bank, N.A. (b)	2,400	2,400,000	0.1%
Colorado Educational & Cultural Facilities Authority, 0.85%, National Jewish Federation Project, Series D-1, 12/01/08, LOC: J.P. Morgan Chase Bank (b)	3,600	3,600,000	0.2%
Colorado Educational & Cultural Facilities Authority, 0.85%, National Jewish Federation Project, Series D-2, 12/01/08, LOC: J.P. Morgan Chase Bank (b)	5,500	5,500,000	0.3%
Colorado Educational & Cultural Facilities Authority, 0.85%, National Jewish Federation Project, Series F-1, 12/01/08, LOC: Northern Trust Company (b)	10,070	10,070,000	0.5%
Colorado Educational & Cultural Facilities Authority, 0.90%, Northwest University Project, 12/04/08, LOC: Bank of America, N.A. (b)	4,900	4,900,000	0.3%
Colorado Health Facilities Authority, 0.90%, Adventist Health System Project, Series 04B, 12/04/08, LOC: SunTrust Bank (b)	2,700	2,700,000	0.1%
Colorado Health Facilities Authority, 1.00%, Hospital Revenue Bond, Exempla Inc. Project, Series 02B, 12/04/08, LOC: U.S. Bank, N.A. (b)	2,295	2,295,000	0.1%
Colorado Health Facilities Authority, 0.90%, National Jewish Medical & Research Center Project, 12/04/08, LOC: J.P. Morgan Chase Bank (b)	10,500	10,500,000	0.5%
Denver Urban Renewal Authority, 1.02%, Stapleton Project, Series A-1, 12/04/08, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.2%
Denver Urban Renewal Authority, 1.02%, Stapleton Project, Series A-2, 12/04/08, LOC: U.S. Bank, N.A. (b)	5,000	5,000,000	0.3%
Traer Creek Metropolitan District, 1.20%, Eagle County Project, Series 02, 12/03/08, LOC: BNP Paribas (b)	2,300	2,300,000	0.1%
Delaware - 0.4%
Delaware Economic Development Authority, 0.90%, Independence School Inc. Project, Series 03, 12/04/08, LOC: Citizens Bank (b)	8,250	8,250,000	0.4%
District Of Columbia - 0.8%
District of Columbia, 0.95%, AARP Foundation Project, Series 04, 12/04/08, LOC: Bank of America, N.A. (b)	1,100	1,100,000	0.1%
District of Columbia, 0.80%, Washington Drama Society Project, Series 08, 12/04/08, LOC: J.P. Morgan Chase Bank (b)	15,000	15,000,000	0.7%
Florida - 4.4%
Florida Board of Education, 5.00%, Series 06C, 06/01/09	2,750	2,790,686	0.1%
Florida Higher Educational Facilities Financial Authority, 1.00%, Flagler College Project, Series 05, 12/03/08, LOC: SunTrust Bank (b)	6,210	6,210,000	0.3%
Highlands County Health Facilities Authority, 1.90%, Adventist Health System Project, Series 03A, 12/04/08, LOC: SunTrust Bank (b)	8,800	8,800,000	0.4%
JEA District Energy Systems, 0.73%, Series 04A, 12/04/08, LOC: State Street Bank & Trust Co. (b)	14,430	14,430,000	0.7%
Leesburg, 1.03%, The Villages Regional Hospital Project, 12/04/08, LOC: Scotia Bank (b)	8,000	8,000,000	0.4%
Orange County Industrial Development Authority, 1.05%, IDRB, Catholic Diocese Project, 12/03/08, LOC: SunTrust Bank (b)	8,000	8,000,000	0.4%
Palm Beach County, 0.85%, Henry Morrison Flagler Project, Series 03, 12/04/08, LOC: Northern Trust Company (b)	5,875	5,875,000	0.3%
Palm Beach County, 1.05%, Jewish Community Campus Project, Series 97, 12/03/08, LOC: Northern Trust Company (b)	4,000	4,000,000	0.2%
Palm Beach County, 1.05%, Norton Gallery Inc. Project, 12/03/08, LOC: Bank of America, N.A. (b)	3,075	3,075,000	0.2%
Palm Beach County, 1.05%, Norton Gallery Inc. Project, 12/03/08, LOC: Northern Trust Company (b)	3,385	3,385,000	0.2%
Palm Beach County, 0.90%, Raymond F. Kravis Center Project, 12/04/08, LOC: Northern Trust Company (b)	3,500	3,500,000	0.2%
Palm Beach County, 0.95%, St. Andrew's School Project, 12/04/08, LOC: Bank of America, N.A. (b)	4,500	4,500,000	0.2%
Pinellas County Educational Facilities Authority, 2.75%, Canterbury School of Florida Project, Series 04, 12/03/08, LOC: SunTrust Bank (b)	1,675	1,675,000	0.1%
Pinellas County Industrial Development Authority, 1.05%, Family Resources Inc. Project, Series 03, 12/03/08, LOC: SunTrust Bank (b)	2,000	2,000,000	0.1%
Tampa, 1.00%, Educational Facilities Revenue Bond, Academy of the Holy Names Project, Series 01, 12/03/08, LOC: SunTrust Bank (b)	1,380	1,380,000	0.1%
Tampa, 0.85%, Tampa Preparatory School Inc. Project, Series 00, 12/03/08, LOC: SunTrust Bank (b)	2,900	2,900,000	0.1%
Temple Terrace, 1.00%, Lifepath Hospice Project, Series 03, 12/03/08, LOC: SunTrust Bank (b)	2,800	2,800,000	0.1%
Washington County, 1.18%, Sales Tax Revenue Bonds, Series 03A, 12/04/08, LOC: SunTrust Bank (b)	5,900	5,900,000	0.3%
Georgia - 3.4%
Bibb County Development Authority, 1.00%, Mount de Sales Academy Project, Series 00, 12/03/08, LOC: SunTrust Bank (b)	2,600	2,600,000	0.1%
Cobb County Hospital Authority, 1.18%, Equipment Pool Project, Series 06, 12/04/08, LOC: SunTrust Bank (b)	1,000	1,000,000	0.1%
Coweta County Residential Care for the Elderly Authority, 1.00%, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 12/03/08, LOC: Branch Banking & Trust (b)	3,540	3,540,000	0.2%
Fulton County Development Authority, 1.00%, Galloway Schools Inc. Project, Series 02, 12/03/08, LOC: SunTrust Bank (b)	3,100	3,100,000	0.2%
Fulton County Residential Care for the Elderly Authority, 0.85%, First Mortgage Lenbrook Project, Series C, 12/03/08, LOC: Bank of Scotland (b)	18,550	18,550,000	0.9%
Georgia, GO, 7.10%, 09/01/09	7,900	8,256,162	0.4%
Georgia, GO, 6.75%, Series 94E, 12/01/09	5,000	5,284,347	0.3%
Gwinnett County Hospital Authority, 0.95%, Gwinnett Hospital System Project, Series 08A, 12/03/08, LOC: SunTrust Bank (b)	6,940	6,940,000	0.3%
Metropolitan Atlanta Rapid Transit Authority, 0.85%, Series 00B, 12/03/08, LOC: Westdeutsche Landesbank and Bayerische Landesbank and State Street Bank & Trust Co. (b)	13,000	13,000,000	0.6%
Richmond County Development Authority, 1.15%, MCG Health Inc. Project, Series 08A, 12/03/08, LOC: UBS AG (b)	3,000	3,000,000	0.2%
Rockdale County Hospital Authority, 0.95%, Rockdale Medical Center Inc. Project, Series 03B, 12/04/08, LOC: Bank of America, N.A. (b)	1,630	1,630,000	0.1%
Idaho - 0.3%
Idaho Housing & Finance Association, 0.90%, The College of Idaho Project, Series 08, 12/04/08, LOC: U.S. Bank, N.A. (b)	5,000	5,000,000	0.3%
Illinois - 8.1%
Chicago, 0.65%, Series 04-3, 12/03/08, LOC: State Street Bank & Trust Co. (b)	3,225	3,225,000	0.2%
Chicago, 0.85%, Series C-3, 12/01/08, LOC: Northern Trust Company (b)	4,500	4,500,000	0.2%
Chicago, 0.65%, Subordinate Lien Revenue Bonds, Series 00, 12/03/08, LOC: Bank One, N.A. (b)	6,900	6,900,000	0.3%
Chicago O'Hare International Airport, 0.40%, Subordinate Lien Revenue Bonds, Series B, 12/03/08, LOC: Societe Generale (b)	20,500	20,500,000	1.0%
Hennepin, 1.25%, Pollution Control Revenue Bond, Hennepin-Hopper Lakes Project, Series 01, 12/04/08, LOC: Harris Trust and Savings Bank (b)	2,300	2,300,000	0.1%
Hoffman Estates, 0.85%, Series 05, 12/04/08, LOC: Northern Trust Company (b)	9,900	9,900,000	0.5%
Illinois Educational Facilities Authority, 0.90%, Elmhurst College Project, Series 03, 12/03/08, LOC: Bank One, N.A. (b)	1,600	1,600,000	0.1%
Illinois Educational Facilities Authority, 0.95%, Saint Xavier University Project, Series A, 12/04/08, LOC: LaSalle Bank, N.A. (b)	5,350	5,350,000	0.3%
Illinois Finance Authority, 0.70%, Chicago Symphony Orchestra Project, Series 94, 12/03/08, LOC: Northern Trust Company (b)	18,700	18,700,000	0.9%
Illinois Finance Authority, 0.72%, Chicago Symphony Orchestra Project, Series 99, 12/03/08, LOC: Bank One, N.A. (b)	5,600	5,600,000	0.3%
Illinois Finance Authority, 0.60%, Chicago Symphony Orchestra Project, Series 08, 12/04/08, LOC: Royal Bank of Scotland (b)	11,015	11,015,000	0.6%
Illinois Finance Authority, 0.75%, Elmhurst Memorial Healthcare Project, Series 08C, 12/03/08, LOC: Royal Bank of Scotland (b)	16,000	16,000,000	0.8%
Illinois Finance Authority, 0.78%, Elmhurst Memorial Healthcare Project, Series 08D, 12/03/08, LOC: Northern Trust Company (b)	4,000	4,000,000	0.2%
Illinois Finance Authority, 0.80%, Francis W. Parker School Project, Series 99, 12/03/08, LOC: Harris Trust and Savings Bank and Northern Trust Company (b)	4,850	4,850,000	0.2%
Illinois Finance Authority, 0.45%, Illinois Wesleyan University Project, 12/04/08, LOC: Northern Trust Company (b)	5,050	5,050,000	0.3%
Illinois Finance Authority, 0.85%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 12/03/08, LOC: Bank of America, N.A. (b)	2,000	2,000,000	0.1%
Illinois Finance Authority, 0.85%, Lake Forest Country Day School Project, Series 05, 12/03/08, LOC: Northern Trust Company (b)	3,000	3,000,000	0.2%
Illinois Finance Authority, 0.85%, North Shore Country Day School Project, Series 03, 12/03/08, LOC: Northern Trust Company (b)	7,200	7,200,000	0.4%
Illinois Finance Authority, 0.65%, Northwest Community Hospital Project, Series C, 12/04/08, LOC: Wells Fargo Bank (b)	5,900	5,900,000	0.3%
Illinois Finance Authority, 0.90%, Window to the World Communications Inc. Project, Series 00, 12/03/08, LOC: LaSalle Bank, N.A. (b)	1,000	1,000,000	0.1%
Illinois Finance Authority, 0.95%, Uniform Law Foundation Project, Series 07, 12/04/08, LOC: LaSalle Bank, N.A. (b)	2,740	2,740,000	0.1%
Lake County Forest Preservation District, 4.90%, Land Acquisition and Development Project, Series 00, 12/15/08	2,500	2,502,687	0.1%
Lisle, 0.95%, MFHRB, Four Lakes Phase V Project, Series 96, 12/03/08, LOC: LaSalle Bank, N.A. (b)	12,500	12,500,000	0.6%
University of Illinois, 0.90%, UIC South Campus Project, 12/03/08, LOC: J.P. Morgan Chase Bank (b)	4,245	4,245,000	0.2%
Indiana - 3.4%
Indiana Development Finance Authority, 0.90%, Eiteljorg Museum Project, Series 04, 12/03/08, LOC: Bank One, N.A. (b)	2,000	2,000,000	0.1%
Indiana Educational Facilities Authority, 1.03%, Earlham College Project, Series 04E, 12/04/08, LOC: U.S. Bank, N.A. (b)	4,600	4,600,000	0.2%
Indiana Educational Facilities Authority, 1.03%, Hanover College Project, Series B, 12/04/08, LOC: Bank One, N.A. (b)	3,200	3,200,000	0.2%
Indiana Educational Facilities Authority, 1.02%, St. Joseph's College Project, Series 04, 12/04/08, LOC: Royal Bank of Scotland (b)	15,955	15,955,000	0.8%
Indiana Educational Facilities Authority, 0.95%, Wesleyan University Project, Series 98A, 12/03/08, LOC: Bank One, N.A. (b)	4,640	4,640,000	0.2%
Indiana Finance Authority, 0.80%, Sisters of St. Francis Health Services, Inc. Project, Series I, 12/03/08, LOC: Wells Fargo Bank (b)	3,600	3,600,000	0.2%
Indiana Finance Authority, 0.60%, Sisters of St. Francis Health Services, Inc. Project, Series J, 12/04/08, LOC: Wells Fargo Bank (b)	3,500	3,500,000	0.2%
Indiana Health & Educational Facilities Financing Authority, 0.70%, Clarian Health Partners Project, Series C, 12/03/08, LOC: Branch Banking & Trust (b)	6,300	6,300,000	0.3%
Indiana Health Facility Financing Authority, 0.95%, Hospital Revenue Bond, Community Hospitals Project, Series B, 12/04/08, LOC: Bank of America, N.A. (b)	10,510	10,510,000	0.5%
Marion, 0.95%, Wesleyan University Project, Series 06, 12/04/08, LOC: Bank of America, N.A. (b)	14,000	14,000,000	0.7%
Kansas - 0.5%
Kansas Development Finance Authority, 1.05%, Adventist Health System Project, Series C, 12/04/08, LOC: SunTrust Bank (b)	5,595	5,595,000	0.3%
Olathe, 0.95%, Cedar Lake Village Inc. Project, Series 04, 12/04/08, LOC: Bank of America, N.A. (b)	4,930	4,930,000	0.2%
Kentucky - 1.0%
Jefferson County, 0.90%, Franciscan Eldercare Services Project, Series 01, 12/04/08, LOC: LaSalle Bank, N.A. (b)	3,420	3,420,000	0.2%
Middletown, 0.90%, Christian Academy of Louisville Project, Series 04, 12/04/08, LOC: J.P. Morgan Chase Bank (b)	9,890	9,890,000	0.5%
Shelby County, 0.80%, Series A, 12/01/08, LOC: U.S. Bank, N.A. (b)	5,805	5,805,000	0.3%
Louisiana - 3.3%
Louisiana, GO, 0.80%, Series 08A, 12/03/08, LOC: BNP Paribas (b)	12,000	12,000,000	0.6%
Louisiana Offshore Terminal Authority, 0.90%, Deep Water Port Refunding Loop LLC Project, Series 03B, 12/03/08, LOC: Bank One, N.A. (b)	20,600	20,600,000	1.0%
Louisiana Public Facilities Authority, 1.00%, Franciscan Missionaries Project, Series C, 12/04/08, LOC: Allied Irish Banks (b)	10,000	10,000,000	0.5%
South Louisiana Port Commission, 0.85%, Occidental Petroleum Corporation Project, Series 91, 12/03/08, LOC: Bayerische Landesbank (b)	24,900	24,900,000	1.2%
Maine - 0.3%
Maine Finance Authority, 1.10%, IDRB, Jackson Laboratory Project, Series 02, 12/04/08, LOC: Bank of America, N.A. (b)	5,240	5,240,000	0.3%
Maryland - 3.2%
Chestertown, 1.02%, Washington College Project, Series 08A, 12/04/08, LOC: Royal Bank of Scotland (b)	3,500	3,500,000	0.2%
Maryland Economic Development Corporation, 0.95%, Maryland Soccer Project, Series 00, 12/04/08, LOC: Bank of America, N.A. (b)	4,530	4,530,000	0.2%
Maryland, GO, 5.25%, Series 02-B, 02/01/09	5,000	5,027,044	0.3%
Maryland, GO, 5.00%, Series 06A, 03/01/09	4,900	4,937,632	0.2%
Maryland, GO, 5.50%, Series B, 07/15/09	16,490	16,943,750	0.9%
Maryland Health & Higher Educational Facilities Authority, 1.00%, French International School Project, Series 04, 12/03/08, LOC: SunTrust Bank (b)	4,995	4,995,000	0.3%
Maryland Health & Higher Educational Facilities Authority, 0.30%, Johns Hopkins University Project, Series 08B, 12/03/08 (b)	7,500	7,500,000	0.4%
Montgomery County, 0.95%, Georgetown Preparatory School Project, Series 05, 12/04/08, LOC: Bank of America, N.A. (b)	9,210	9,210,000	0.5%
Montgomery County, 0.95%, Institute for Genomic Research Project, 12/04/08, LOC: Bank of America, N.A. (b)	4,545	4,545,000	0.2%
Massachusetts - 3.8%
Boston, GO, 4.50%, Series A, 03/01/09	5,585	5,625,936	0.3%
Massachusetts Development Finance Agency, 0.88%, Boston Children's Museum Project, Series 06, 12/03/08, LOC: Citizens Bank (b)	2,170	2,170,000	0.1%
Massachusetts Development Finance Agency, 0.60%, Boston University Project, Series U-6C, 12/01/08, LOC: Allied Irish Banks (b)	11,925	11,925,000	0.6%
Massachusetts Development Finance Agency, 0.60%, Harvard University Project, Series B-1, 12/01/08 (b)	5,800	5,800,000	0.3%
Massachusetts, GO, 1.00%, Central Artery Project, Series 00A, 12/01/08, BPA: Landesbank Baden Wurttenburg (b)	10,900	10,900,000	0.5%
Massachusetts Health & Educational Facilities Authority, 0.30%, Harvard University Project, Series 00Y, 12/04/08 (b)	25,000	25,000,000	1.3%
Massachusetts Health & Educational Facilities Authority, 0.40%, Harvard University Project, Series 04GG-1, 12/04/08 (b)	7,400	7,400,000	0.4%
Massachusetts Health & Educational Facilities Authority, 0.50%, Harvard University Project, Series R, 12/01/08 (b)	4,500	4,500,000	0.2%
Massachusetts Health & Educational Facilities Authority, 0.50%, Wellesley College Project, Series G, 12/01/08 (b)	2,315	2,315,000	0.1%
Michigan - 1.0%
Kent Hospital Finance Authority, 0.90%, Spectrum Health Systems Project, Series C, 12/03/08, LOC: Bank of New York (b)	7,200	7,200,000	0.4%
Michigan Higher Education Facilities Authority, 0.95%, Albion College Project, Series 06, 12/04/08, LOC: J.P. Morgan Chase Bank (b)	10,200	10,200,000	0.5%
Michigan Hospital Finance Authority, 0.80%, Henry Ford Health System Project, Series 07, 12/03/08, LOC: J.P. Morgan Chase Bank (b)	1,490	1,490,000	0.1%
Minnesota - 1.3%
Minneapolis, 0.90%, Fairview Health Services Project, Series D, 12/03/08, LOC: Wells Fargo Bank (b)	2,300	2,300,000	0.1%
Minneapolis, 0.65%, Fairview Health Services Project, Series E, 12/03/08, LOC: Wells Fargo Bank (b)	7,000	7,000,000	0.4%
Minneapolis & St. Paul Housing & Redevelopment Authority, 0.60%, Allina Health System Project, Series C-1, 12/04/08, LOC: Wells Fargo Bank (b)	5,000	5,000,000	0.2%
Minnesota Higher Education Facilities Authority, 0.76%, College of St. Catherine Project, Series 05N-2, 12/04/08, LOC: Allied Irish Banks (b)	7,200	7,200,000	0.4%
Minnesota Metropolitan Council, GO, 5.00%, Series 05C, 02/01/09	3,935	3,954,680	0.2%
Mississippi - 0.7%
Jackson County, 0.90%, Industrial Development Revenue Bond, Chevron USA Inc. Project, Series 93, 12/01/08 (b)	2,295	2,295,000	0.1%
Mississippi Business Finance Commission, 0.90%, Chevron USA Inc. Project, Series 07A, 12/01/08 (b)	2,800	2,800,000	0.1%
Mississippi Business Finance Commission, 1.00%, Petal Gas Storage LLC Project, Series 07, 12/03/08, LOC: SunTrust Bank (b)	10,000	10,000,000	0.5%
Missouri - 1.1%
Bi-State Development Agency Missouri - Illinois Metropolitan District, 0.95%, Metrolink Project, Series A, 12/03/08, LOC: J.P. Morgan Chase Bank (b)	2,500	2,500,000	0.1%
Independence Industrial Development Authority, 0.95%, Groves and Graceland Project, Series 97A, 12/04/08, LOC: Bank of America, N.A. (b)	1,110	1,110,000	0.1%
Missouri Health & Educational Facilities Authority, 0.70%, Deaconess Long Term Care Project, Series A, 12/04/08, LOC: Bank One, N.A. (b)	5,995	5,995,000	0.3%
Missouri Health & Educational Facilities Authority, 0.90%, Lutheran Senior Services Project, Series 00, 12/03/08, LOC: U.S. Bank, N.A. (b)	5,725	5,725,000	0.3%
Missouri Health & Educational Facilities Authority, 0.95%, Truman Medical Center Inc. Project, Series 05, 12/04/08, LOC: Bank of America, N.A. (b)	1,300	1,300,000	0.1%
Missouri Highways & Transit Commission, 0.95%, Series 05B-1, 12/03/08, LOC: State Street Bank & Trust Co. (b)	3,775	3,775,000	0.2%
New Hampshire - 1.1%
New Hampshire Health & Education Facilities Authority, 1.04%, Brewster Academy Project, Series 05, 12/04/08, LOC: Allied Irish Banks (b)	5,025	5,025,000	0.2%
New Hampshire Health & Education Facilities Authority, 1.04%, Crotched Mountain Rehabilitation Center, Series 06, 12/04/08, LOC: Allied Irish Banks (b)	13,250	13,250,000	0.7%
New Hampshire Health & Education Facilities Authority, 1.15%, Easter Seals Project, Series 04H-A, 12/04/08, LOC: Citizens Bank (b)	5,000	5,000,000	0.2%
New Jersey - 1.8%
New Jersey, 3.00%, Tax & Revenue Anticipation Notes, Series A, 06/25/09	20,000	20,139,491	1.0%
New Jersey Economic Development Authority, 1.03%, Cooper Health System Project, Series A, 12/04/08 (b)	6,400	6,400,000	0.3%
New Jersey Economic Development Authority, 0.70%, Series R-1, 12/01/08, LOC: Bank of Nova Scotia (b)	9,200	9,200,000	0.5%
New Mexico - 1.3%
Farmington, 1.03%, Hospital Revenue Bond, San Juan Regional Medical Center Project, Series 04B, 12/04/08, LOC: Bank of Nova Scotia (b)	9,500	9,500,000	0.5%
New Mexico Finance Authority, 0.70%, Subordinate Lien Revenue Bonds, Series B-1, 12/04/08, LOC: State Street Bank & Trust Co. (b)	16,435	16,435,000	0.8%
New York - 6.8%
Bethlehem Industrial Development Agency, 0.90%, American Housing Foundation Inc. Project, Series A, 12/04/08, LOC: Citizens Bank (b)	3,900	3,900,000	0.2%
Long Island Power Authority, 2.00%, Subordinate Lien Revenue Bonds, Series 02-2A, 12/03/08, LOC: Westdeutsche Landesbank (b)	18,650	18,650,000	0.9%
New York City Housing Development Corporation, 0.70%, Beekman Tower Project, Series 08A, 12/03/08, LOC: Royal Bank of Scotland (b)	8,700	8,700,000	0.4%
New York City Housing Development Corporation, 0.73%, MFHRB, Marseilles Apartments Project, Series A, 12/03/08, LOC: Citibank, N.A. (b)	3,590	3,590,000	0.2%
New York City Industrial Development Agency, 0.75%, IDRB, FC Hanson Office Associates Project, 12/04/08, LOC: ING Bank NV (b)	7,800	7,800,000	0.4%
New York City Municipal Water Finance Authority, 0.75%, Water & Sewer System Revenue Bond, 2nd Gen Resolution Project, Series 05AA-1, 12/01/08, BPA: State Street Bank & Trust Co. and California Teachers Retirement System (b)	24,000	24,000,000	1.2%
New York City Transitional Finance Authority, 0.75%, Recovery Bonds, Series 03 1-D, 12/01/08, BPA: Landesbank Hessen-Thueringen (b)	4,800	4,800,000	0.2%
New York City Transitional Finance Authority, 1.20%, Series C, 12/01/08, BPA: Bayerische Landesbank (b)	14,300	14,300,000	0.7%
New York City Transitional Finance Authority, 1.20%, Series C-5, 12/01/08, BPA: Citibank, N.A. (b)	4,750	4,750,000	0.2%
New York City Trust for Cultural Resources, 0.73%, Alvin Ailey Dance Foundation Project, Series 03, 12/03/08, LOC: Citibank, N.A. (b)	6,025	6,025,000	0.3%
New York City Trust for Cultural Resources, 0.50%, Lincoln Center for the Performing Arts, Inc. Project, Series B-1, 12/03/08, LOC: U.S. Bank, N.A. (b)	3,750	3,750,000	0.2%
New York Dormitory Authority, 0.90%, Court Facilities Lease Project, Series B, 12/03/08, LOC: Bayerische Landesbank (b)	3,700	3,700,000	0.2%
New York Dormitory Authority, 0.65%, New York Public Library Project, Series A, 12/03/08, LOC: TD Bank, N.A. (b)	7,610	7,610,000	0.4%
New York Housing Development Corporation, 1.15%, MFHRB, The Crest Project, Series A, 12/03/08, LOC: Landesbank Hessen-Thueringen (b)	1,200	1,200,000	0.1%
New York Metropolitan Transportation Authority, 1.25%, Series G-2, 12/01/08, LOC: BNP Paribas (b)	12,700	12,700,000	0.6%
Triborough Bridge & Tunnel Authority, 1.50%, General Revenue Refunding Bond, Series 05B-4, 12/04/08, BPA: Landesbank Baden Wurttenburg (b)	11,500	11,500,000	0.6%
North Carolina - 3.0%
Mecklenburg County, GO, 5.00%, Series 04C, 03/01/09	5,850	5,895,658	0.3%
Mecklenburg County, GO, 5.00%, Series 08B, 02/01/09	3,000	3,014,039	0.1%
North Carolina Capital Facilities Finance Agency, 0.95%, Elon University Project, Series 01C, 12/03/08, LOC: Bank of America, N.A. (b)	5,800	5,800,000	0.3%
North Carolina Capital Facilities Finance Agency, 0.95%, Greensboro Day School Project, 12/04/08, LOC: Bank of America, N.A. (b)	3,295	3,295,000	0.2%
North Carolina Capital Facilities Finance Agency, 0.95%, Pfeiffer University Project, Series 06, 12/04/08, LOC: Bank of America, N.A. (b)	9,820	9,820,000	0.5%
North Carolina Educational Facilities Finance Agency, 0.95%, Queens College Project, Series 99A, 12/04/08, LOC: Bank of America, N.A. (b)	1,100	1,100,000	0.1%
North Carolina, GO, 0.65%, Public Improvement Project, Series 02E, 12/03/08, BPA: Landesbank Hessen-Thueringen (b)	3,100	3,100,000	0.2%
North Carolina Medical Care Commission, 0.90%, Iredell Memorial Hospital Project, Series 07, 12/01/08, LOC: Bank of America, N.A. (b)	4,945	4,945,000	0.2%
North Carolina Medical Care Commission, 0.85%, Wake Forest University Project, Series B, 12/04/08, LOC: Branch Banking & Trust (b)	15,300	15,300,000	0.8%
North Carolina Ports Authority, 0.95%, 12/04/08, LOC: Branch Banking & Trust (b)	5,000	5,000,000	0.3%
Ohio - 1.3%
Cleveland, 1.00%, Airport Facilities Revenue Bond, Series 08D, 12/04/08, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.2%
Columbus, 0.65%, Series 08B, 12/04/08 (b)	6,530	6,530,000	0.3%
Franklin County, 0.78%, Grant Medical Center Project, Series A, 12/04/08, LOC: U.S. Bank, N.A. (b)	2,265	2,265,000	0.1%
Hamilton County, 0.70%, Elizabeth Gamble Deaconess Home Project, Series B, 12/04/08, LOC: J.P. Morgan Chase Bank (b)	10,892	10,892,000	0.6%
Salem, 0.80%, Hospital Revenue Bond, Salem Community Hospital Project, Series 05, 12/04/08, LOC: J.P. Morgan Chase Bank (b)	2,365	2,365,000	0.1%
Oklahoma - 0.3%
University Hospitals Trust, 0.95%, Series A, 12/03/08, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.30%
Oregon - 1.9%
Clackamas County Hospital Facility Authority, 0.78%, Legacy Health System Project, Series C, 12/03/08, LOC: U.S. Bank, N.A. (b)	4,700	4,700,000	0.2%
Multnomah County Hospital Facilities Authority, 0.90%, Holladay Park Plaza Inc. Project, Series 03, 12/01/08, LOC: Allied Irish Banks (b)	7,630	7,630,000	0.4%
Multnomah County Hospital Facilities Authority, 0.70%, Mirabella South Waterfront Project, Series A, 12/01/08, LOC: Bank of Scotland (b)	2,950	2,950,000	0.1%
Oregon Facilities Authority, 0.65%, PeaceHealth Project, Series 08B, 12/04/08, LOC: U.S. Bank, N.A. (b)	3,650	3,650,000	0.2%
Oregon Facilities Authority, 0.81%, PeaceHealth Project, Series 08C, 12/04/08, LOC: Wells Fargo Bank (b)	5,000	5,000,000	0.2%
Oregon Facilities Authority, 0.65%, PeaceHealth Project, Series 08D, 12/04/08, LOC: Wells Fargo Bank (b)	4,400	4,400,000	0.2%
Oregon Health & Sciences University, 1.10%, OSHU Medical Group Project, Series 04B, 12/03/08, LOC: Bank of New York and California Teachers Retirement System (b)	8,000	8,000,000	0.4%
Oregon Health Housing Educational & Cultural Facilities Authority, 0.65%, Sacred Heart Medical Center Project, Series 98A, 12/04/08, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.2%
Pennsylvania - 3.2%
Commonwealth of Pennsylvania, GO, 5.00%, Series 01, 01/15/09	5,000	5,018,158	0.3%
Delaware County Industrial Development Authority, 1.43%, Academy of Notre Dame Project, Series 07, 12/04/08, LOC: Citizens Bank (b)	4,530	4,530,000	0.2%
Moon Industrial Development Authority, 1.55%, Providence Point Project, Series 07, 12/04/08, LOC: Bank of Scotland (b)	34,700	34,700,000	1.7%
Philadelphia Authority for Industrial Development, 0.80%, Girard Estate Tower Project, Series 02, 12/04/08, LOC: J.P. Morgan Chase Bank (b)	11,200	11,200,000	0.6%
Philadelphia Authority for Industrial Development, 0.90%, Philadelphia Museum of Art Project, Series 08, 12/03/08, LOC: Citizens Bank (b)	8,000	8,000,000	0.4%
Rhode Island - 4.1%
Narragansett Bay Commission, 0.40%, Series 08A, 12/04/08, LOC: Royal Bank of Scotland (b)	9,790	9,790,000	0.5%
Rhode Island, 0.95%, IDRB, YMCA of Pawtucket Project, 12/04/08, LOC: Citizens Bank (b)	3,765	3,765,000	0.2%
Rhode Island Health & Educational Building Corporation, 0.95%, Catholic School Project, Series 05A, 12/03/08, LOC: Citizens Bank (b)	7,995	7,995,000	0.4%
Rhode Island Health & Educational Building Corporation, 0.95%, Catholic School Project, Series 06A, 12/03/08, LOC: Citizens Bank (b)	16,590	16,590,000	0.8%
Rhode Island Health & Educational Building Corporation, 0.95%, Child & Family Services of Newport Project, Series 06, 12/03/08, LOC: Citizens Bank (b)	11,000	11,000,000	0.5%
Rhode Island Health & Educational Building Corporation, 1.00%, Frassati Residence Project, Series 07A, 12/03/08, LOC: Allied Irish Banks (b)	4,865	4,865,000	0.2%
Rhode Island Health & Educational Building Corporation, 0.95%, Highlander Charter School Project, Series 07, 12/03/08, LOC: Citizens Bank (b)	6,550	6,550,000	0.3%
Rhode Island Health & Educational Building Corporation, 0.95%, LaSalle Academy Project, Series 03, 12/03/08, LOC: Citizens Bank (b)	3,950	3,950,000	0.2%
Rhode Island Health & Educational Building Corporation, 1.15%, Meeting Street Center Project, Series 06, 12/03/08, LOC: Citizens Bank (b)	10,640	10,640,000	0.5%
Rhode Island Health & Educational Building Corporation, 0.95%, Paul Cuffee School Project, Series 02, 12/03/08, LOC: Citizens Bank (b)	2,590	2,590,000	0.1%
Rhode Island Health & Educational Building Corporation, 0.95%, Thundermist Health Center Project, Series 04, 12/03/08, LOC: Bank of America, N.A. (b)	3,235	3,235,000	0.2%
Rhode Island Industrial Facilities Corporation, 1.35%, IDRB, Exxon Mobil Project, 12/01/08 (b)	3,800	3,800,000	0.2%
South Carolina - 0.1%
South Carolina Jobs, Economic Development Authority, 0.95%, Community YMCA Rock Hill Project, Series 04, 12/04/08, LOC: Bank of America, N.A. (b)	1,440	1,440,000	0.1%
Tennessee - 3.2%
Blount County Public Building Authority, 0.95%, Series E5-B, 12/04/08, LOC: Branch Banking & Trust (b)	31,400	31,400,000	1.6%
Chattanooga Health Educational & Housing Facility Board, 0.95%, Southern Adventist University Project, Series 03, 12/04/08, LOC: Bank of America, N.A. (b)	1,215	1,215,000	0.1%
Clarksville Public Building Authority, 1.00%, City of Murfreesboro Project, Series 08, 12/04/08, LOC: SunTrust Bank (b)	5,320	5,320,000	0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 0.95%, Belmont University Project, Series 02A, 12/03/08, LOC: SunTrust Bank (b)	2,015	2,015,000	0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 1.00%, Ensworth School Project, Series 02, 12/03/08, LOC: SunTrust Bank (b)	6,340	6,340,000	0.3%
Metropolitan Government Nashville & Davidson County Industrial Development Board, 1.00%, Father Ryan High School Project, Series 02, 12/03/08, LOC: SunTrust Bank (b)	2,760	2,760,000	0.1%
Metropolitan Government Nashville & Davidson County Industrial Development Board, 1.00%, Lipscomb University Project, Series 06, 12/03/08, LOC: SunTrust Bank (b)	2,000	2,000,000	0.1%
Sevier County Public Building Authority, 0.90%, Series B-1, 12/04/08, LOC: Allied Irish Banks (b)	7,435	7,435,000	0.4%
Williamson County Industrial Development Board, 1.00%, Brentwood Academy Project, Series 05, 12/03/08, LOC: SunTrust Bank (b)	4,425	4,425,000	0.2%
Texas - 3.4%
Carrollton, Farmers Branch Independent School District, 4.00%, PSF, Series 08, 02/15/09	5,055	5,075,104	0.3%
College Station Independent School District, GO, 5.00%, PSF, Series 02, 02/15/09	2,000	2,011,823	0.1%
Harris County Cultural Education Facilities Finance Corporation, 1.00%, Memorial Hermann Healthcare System Project, Series D-2, 12/03/08 (b)	5,000	5,000,000	0.3%
Houston Independent School District, GO, 5.00%, Schoolhouse Project, PSF, Series 03, 02/15/09	7,750	7,797,428	0.4%
San Antonio, 5.25%, Texas Electric and Gas Systems Project, Series 01, 02/01/09	7,000	7,040,355	0.4%
Splendora Higher Education Facilities Corporation, 0.95%, Fellowship Christian Project, Series 01, 12/04/08, LOC: Bank of America, N.A. (b)	1,040	1,040,000	0.0%
Spring Branch Independent School District, GO, 5.00%, PSF, 02/01/09	6,300	6,329,301	0.3%
Texas, 3.00%, Tax & Revenue Anticipation Notes, 08/28/09	25,400	25,775,202	1.3%
Univeristy of Texas, 0.65%, Series A, 12/04/08 (b)	6,000	6,000,000	0.3%
Virginia - 1.5%
Albermarle County Economic Development Authority, 0.90%, Martha Jefferson Hospital Project, Series B, 12/04/08, LOC: Branch Banking & Trust (b)	6,000	6,000,000	0.3%
Alexandria Industrial Development Authority, 0.97%, National Society of Engineers Project, Series 05, 12/04/08, LOC: Bank of America, N.A. (b)	2,825	2,825,000	0.1%
Harrisonburg Industrial Development Authority, 3.75%, Rockingham Memorial Hospital Project, Series 05, 12/03/08, LOC: SunTrust Bank (b)	2,095	2,095,000	0.1%
Henrico County Economic Development Authority, 0.90%, Westminster Canterbury Project, Series B, 12/04/08, LOC: Branch Banking & Trust (b)	2,725	2,725,000	0.1%
James City County Economic Development Authority, 0.95%, United Methodist Homes, Series 07C, 12/04/08, LOC: LaSalle Bank, N.A. (b)	5,600	5,600,000	0.3%
Norfolk Redevelopment & Housing Authority, 0.95%, E2F Student Housing I, LLC Project, 12/04/08, LOC: Bank of America, N.A. (b)	2,485	2,485,000	0.1%
Virginia Public School Authority, 4.00%, Series 08, 04/15/09	10,935	11,017,363	0.5%
Washington - 2.0%
King County, 0.75%, Series 01A, 12/03/08, LOC: Landesbank Hessen-Thueringen (b)	2,100	2,100,000	0.1%
Washington Economic Development Finance Authority, 0.84%, Seadrunar Project, Series 00E, 12/04/08, LOC: U.S. Bank, N.A. (b)	2,115	2,115,000	0.1%
Washington Health Care Facilities Authority, 0.70%, PeaceHealth Project, Series 08B, 12/04/08, LOC: Wells Fargo Bank (b)	7,000	7,000,000	0.4%
Washington Health Care Facilities Authority, 0.60%, Southwest Washington Medical Center Project, Series A, 12/04/08, LOC: Allied Irish Banks (b)	4,750	4,750,000	0.2%
Washington Higher Education Facilities Authority, 0.95%, Bastyr University Project, Series 05, 12/04/08, LOC: Bank of America, N.A. (b)	7,210	7,210,000	0.4%
Washington Housing Finance Commission, 1.00%, Hearthstone Project, 12/04/08, LOC: Bank of America, N.A. (b)	3,165	3,165,000	0.2%
Washington Housing Finance Commission, 0.84%, Villa Academy Project, Series 07, 12/04/08, LOC: U.S. Bank, N.A. (b)	7,170	7,170,000	0.4%
Washington Housing Finance Commission, 0.84%, YMCA of Greater Seattle Project, Series 07, 12/04/08, LOC: Bank of America, N.A. (b)	3,000	3,000,000	0.2%
West Virginia - 0.8%
West Virginia Hospital Finance Authority, 0.90%, Cabell Huntington Hospital Project, Series B, 12/04/08, LOC: Branch Banking & Trust (b)	8,475	8,475,000	0.4%
West Virginia Hospital Finance Authority, 0.70%, Charleston Area Medical Center Project, Series 08A, 12/03/08, LOC: Branch Banking & Trust (b)	8,500	8,500,000	0.4%
Wisconsin - 1.2%
Wisconsin Center District, 0.90%, Series 01A, 12/03/08, LOC: U.S. Bank N.A. (b)	10,100	10,100,000	0.5%
Wisconsin, GO, 4.00%, Series 08A, 05/01/09	5,795	5,848,220	0.3%
Wisconsin Health & Educational Facilities Authority, 0.76%, Gundersen Lutheran Medical Center Project, Series 08B, 12/04/08, LOC: Wells Fargo Bank (b)	5,000	5,000,000	0.3%
Wisconsin Health & Educational Facilities Authority, 1.00%, Upland Hills Health Project, Series C, 12/03/08, LOC: Allied Irish Banks (b)	3,000	3,000,000	0.1%
Total notes, bonds & variable rate demand notes (cost $1,765,944,066)		1,765,944,066	88.8%
Commercial paper - 7.1%
Arizona - 0.6%
Phoenix Civic Import Corporation, 1.58%, Series 07A, 12/04/08, LOC: Dexia	5,000	5,000,000	0.2%
Phoenix Civic Import Corporation, 1.57%, Series 07B, 12/04/08, LOC: Dexia	8,500	8,500,000	0.4%
Colorado - 0.5%
Transportation Regulations, 1.95%, 12/11/08	10,400	10,400,000	0.5%
Florida - 0.5%
Sunshine State Governmental Financing Commission, 1.82%, Series L, 12/08/08, LOC: Dexia	10,000	10,000,000	0.5%
Kentucky - 1.0%
Pendleton County, GO, 1.72%, 12/12/08	20,000	20,000,000	1.0%
Michigan - 1.1%
Michigan Building Authority, 0.85%, 02/12/09	21,400	21,400,000	1.1%
Minnesota - 0.4%
St. Paul Airport, 1.72%, Series 00A, 12/09/08	8,075	8,075,000	0.4%
Nevada - 0.8%
Clark County, 0.85%, 01/15/09	10,000	10,000,000	0.5%
Clark County, 1.60%, Series 08A, 12/11/08	5,000	5,000,000	0.3%
North Carolina - 0.5%
North Carolina, 1.60%, Duke University Project, 12/10/08	9,423	9,423,000	0.5%
Texas -1.4%
Texas Public Finance Authority, 1.20%, 12/09/08	6,000	6,000,000	0.3%
Texas Public Finance Authority, 1.82%, 12/09/08	3,000	3,000,000	0.2%
University of Texas Board of Regents, 1.50%, 12/05/08	10,000	10,000,000	0.5%
University of Texas Board of Regents, 1.82%, Series A, 12/10/08	8,000	8,000,000	0.4%
Washington - 0.3%
Port of Tacoma, 1.72%, Subordinate Lien Revenue Notes, 11/01/40	5,385	5,385,000	0.3%
Total commercial paper (cost $140,183,000)		140,183,000	7.1%
Total investment portfolio (cost $1,906,127,066) (c)		1,906,127,066	95.9%
Other assets and liabilities, net		81,342,600	4.1%
Net assets		$ 1,987,469,666	100.0%

(a) Earlier of the maturity date or the put date. (b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (c) The aggregate identified cost for federal income tax is the same.

BPA - Bond Purchase Agreement.
GO - General Obligation.
IDRB - Industrial Development Revenue Bond.
LOC - Credit enhancement provided by letter of credit issued by noted institution.
MFHRB - Multi-Family Housing Revenue Bond.
PSF - Permanent School Fund.

NOTE 1 | Organization and Investment Objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund.

•	The Money Market Fund seeks to achieve maximum current income consistent with stability of principal.
•	The Municipal Money Market Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

For the fiscal year ended August 31, 2008 and continuing through October 31, 2008, Heritage Asset Management, Inc (“Heritage”) served as the investment adviser and administrator of the Trust. Effective November 1, 2008, Heritage, as part of a corporate reorganization (the “Reorganization”), transferred its advisory and administrative service agreements with the Trust to its affiliate, Eagle Asset Management, Inc. (“Eagle”). In accordance with the Reorganization, the names of the Heritage Cash Trust, the Money Market Fund and the Municipal Money Market Fund will change on May 1, 2009 to reflect Eagle as the new adviser and administrator.

Class offerings The Trust offers Class A shares to the public. In addition, the Money Market Fund offers Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if they were acquired through an exchange from another Eagle mutual fund.

NOTE 2 | Significant Accounting Policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Trust uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

The Trust adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157), Fair Value Measurements, effective September 1, 2008. FAS 157 establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosure about fair value measurements that are relevant to a mutual fund’s value. Eagle has concluded that the adoption of FAS 157 has not had a material impact on the Trust’s financial statements.

Various inputs are used in determining the value of each fund’s investments. FAS 157 establishes a three level hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three levels are defined below:

Level 1 –	Valuations based on quoted prices for identical securities in active markets,
Level 2 –	Valuations based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly, and
Level 3 –	Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each fund’s net asset value as of November 30, 2008.

The Money Market Fund

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities	$ -	$ 4,384,899,989	$ -	$ 4,384,899,989
Total Assets	$ -	$ 4,384,899,989	$ -	$ 4,384,899,989

The Municipal Money Market Fund

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities	$ -	$ 1,906,127,066	$ -	$ 1,906,127,066
Total Assets	$ -	$ 1,906,127,066	$ -	$ 1,906,127,066

Repurchase agreements (applies to the Money Market Fund only) The Money Market Fund enters into repurchase agreements whereby the fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase, is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses The Trust is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle mutual funds based upon methods approved by the Board of Trustees (the “Board”). In the Money Market Fund, expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Money Market Fund are allocated to each class of shares based upon their relative percentage of net assets.

Class allocations (applies to the Money Market Fund only) Each class of shares has equal rights as to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and/or unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Trust uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3 | New accounting pronouncements In March 2008, FASB issued its new Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for the fiscal years beginning after November 15, 2008. The Manager is evaluating the application of FAS 161 to the Trust, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

NOTE 4 | Subsequent events The Board has elected to extend the Trusts’ participation in the U.S. Treasury Temporary Guarantee Program (the “Program”) for money market funds through April 30, 2009. Each fund submitted all required documentation along with the required payment to the U.S. Treasury. The temporary Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008.

Each fund is managed with a focus on preserving the $1.00 net asset value and providing liquidity for our shareholders. Each fund only invests in securities that we believe are of the highest credit quality. And while ratings do not provide assurance that the funds will meet their investment objectives, both funds continue to maintain a AAAm( a) rating from Standard & Poor’s Ratings Group. The Board believes, however, that participation in the Program will provide our shareholders with an extra measure of comfort during these extraordinary times in the market.

The Program will cover shareholders in participating money market funds as of September 19, 2008 for amounts up to their account balances on that date. Under the Program, the Treasury guarantees that investors will receive $1.00 for each fund share held as of Sept. 19, 2008 if the net asset value falls below $0.995 (“Guarantee Event”) and 1) is not raised to $1.00 within five days and 2) the fund’s Trustees liquidate the fund.

The Program only applies to shareholders of record as of September 19, 2008 and any increase in the number of shares held in an account after that date will not be covered by the Program. If a shareholder covered by the Program closes their account and then subsequently opens a new account in the fund, that new account would not be covered by the Program. If the number of shares held in an account covered by the Program fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on Sept. 19, 2008 or the amount held at the Guarantee Event, whichever is less.

Each fund paid a fee to participate in the Program extension equal to 0.015 percent of their respective net asset values as of September 19, 2008. The Treasury Secretary may extend the Program until September 18, 2009 when the program terminates; however, no decision has been made to extend the program beyond April 30, 2009. If the Program is extended again and the Trust continues to participate, payment of additional fees will be required.

_________________________

(a) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the fund.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Heritage Cash Trust that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)    Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: January 23, 2009
/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 23, 2009
/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer
Date: January 23, 2009
/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer